Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Warrants Activity

A summary of activity regarding all warrants issued for the nine months ended September 30, 2024 were as follows:

	Number of	Weighted Average	Average
	warrants	Exercise Price	Life (years)
Outstanding, December 31, 2023	184,000	$23.20	2.77
Granted	-	-	-
Outstanding, September 30, 2024	184,000	$11.54	2.04

A summary of activity regarding all warrants issued for the year ended December 31, 2023 and 2022 were as follows:

	Number of	Weighted Average	Weighted Average
	Warrants	Exercise Price	Life (years)
	(as restated)	(as restated)	(as restated)
Outstanding, December 31, 2021	62,500	$8.00	4.99
Granted(1)	270,910	14.57	4.68
Exercised(2)	(285,579)	9.58	—
Outstanding, December 31, 2022	47,831	35.77	2.78
Granted - Boustead	8,909	18.80	5.00
Granted - Ayrton	127,260	18.80	4.00
Outstanding, December 31, 2023	184,000	23.21	2.77

(1)	Granted warrants include those granted on the issuance of the August 2022 Promissory Notes (3,750 warrants); Notes Payable – Related Parties (2,500 warrants); upon conversion of the Series A Preferred Shares (42,114 warrants); automatic conversion of the 2022 Convertible Notes (18,447 warrants); issued during the IPO, including overallotment option (176,222 warrants) and issued to Boustead Securities LLC (27,877 warrants).
(2)	Exercised warrants include the exercise of the warrants issued with the December 2021 Notes (62,500 warrants); the exercise of the warrants issued with the August 2022 Notes (3,750 warrants); the exercise of the warrants issued upon conversion of the Convertible Notes (18,447 warrants); and the exercise of the warrants issued during the IPO, including overallotment option (176,222 warrants), and warrants exercised on a cashless basis (24,660 warrants).

Schedule of Restricted Stock Units (RSUs)

A summary of activity regarding the Restricted Stock Units issued follows:

	Number of RSU	Weighted Average Fair Value Per RSU
Outstanding, December 31, 2023	24,731	$11.76
Granted	53,455	2.65
Forfeiture	(12,500)	-
Vested	(24,348)	9.06
Outstanding, September 30, 2024	41,338	$5.14

A summary of activity regarding the Restricted Stock Units issued follows:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding, December 31, 2021 (as restated)	2,017	$185.60
Granted	4,449	22.48
Vested (as restated)	(3,500)	116.48
Outstanding, December 31, 2022 (as restated)	2,966	$22.48
Granted	32,415	10.88
Vested (as restated)	(10,650)	12.00
Outstanding, December 31, 2023	24,731	$11.76

Schedule of Compensation Expense of Restricted Stock Units
	Year ended December 31,
	2023	2022
		(as restated)
Recognized in general and administrative expense	$115,000	$105,582
Recognized in research and development expense	66,960	131,965
Total	$181,960	$237,547